Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Receivables (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Beginning balance	$ 331.6	$ 347.0	$ 246.6
Reversal/Write-off	199.9	(15.5)	100.4
Effect of exchange rate changes	0.0	0.1	0.0
Ending balance	$ 531.5	$ 331.6	$ 347.0